Share based payment plans (Tables)	12 Months Ended
Dec. 31, 2024
Share-based payment plans
Schedule of share-based payment plans of the parent

	2024	2023	2022
Outstanding at January 1	423,452	77,709	82,950
Granted	—	350,000	—
Forfeited / Cancelled	(60,852)	(4,257)	(1,576)
Exercised	—	—	(3,665)
Outstanding at December 31	362,600	423,452	77,709
Exercisable at December 31	12,600	73,452	77,709

Schedule of 2013 warrant plan

	2024	2023	2022
Outstanding at January 1	47,524	51,781	53,590
Granted	—	—	—
Forfeited / Cancelled	(47,524)	(4,257)	(944)
Exercised	—	—	(865)
Outstanding at December 31	—	47,524	51,781
Exercisable at December 31	—	47,524	51,781

Schedule of IPO warrant plan

	2024	2023	2022
Outstanding at January 1	14,600	14,600	17,400
Granted	—	—	—
Forfeited / Cancelled	(2,000)	—	—
Exercised	—	—	(2,800)
Outstanding at December 31	12,600	14,600	14,600
Exercisable at December 31	12,600	14,600	14,600

Schedule of 2015 warrant plan

	2024	2023	2022
Outstanding at January 1	350,000	—	—
Granted	—	350,000	—
Forfeited / Cancelled	—	—	—
Exercised	—	—	—
Outstanding at December 31	350,000	350,000	—
Exercisable at December 31	—	—	—

Schedule of inputs into the models of equity settled share-based payment plans

	2023	2023	2015	2015	IPO 2014	IPO 2014
	(Nov)	(Oct)	(Sept 16)	(Nov)	(Nov)	(June)
Return dividend	0%	0%	0%	0%	0%	0%
Expected volatility	64%	64%	47%	47%	50%	46%
Risk-free interest rate	3.19%	3.50%	0.24%	1.17%	1.12%	1.70%
Expected life	5.59	5.59	4.30	5.50	5.50	5.50
Exercise price (in €)	5.09	4.87	6.45	8.81	8.81	8.81
Stock price (in €)	5.60	5.15	6.42	8.08	8.67	8.81
Fair value warrant (in €)	3.44	3.12	2.41	3.30	3.94	3.83

Schedule of cash-settled share-based payment plans

	2024	2023	2022
Outstanding at January 1	11,328	11,328	11,960
Granted	—	—	—
Forfeited / Cancelled	(11,328)	—	(632)
Exercised	—	—	—
Outstanding at December 31	—	11,328	11,328
Exercisable at December 31	—	11,328	11,328

Schedule of share-based payment plans of RapidFit+ plan

	2024	2023	2022
Outstanding at January 1	—	33	186
Granted	—	—	—
Forfeited / Cancelled	—	(33)	(153)
Exercised	—	—	—
Outstanding at December 31	—	—	33
Exercisable at December 31	—	—	33